Relationships with Related Parties - Summary of Relationships with Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Related party compensation	€ 17,478	€ 15,353	€ 16,891
Executive Committee [member]
Disclosure of transactions between related parties [line items]
Related party compensation	3,325	2,184	2,268
Corporate Officers [member]
Disclosure of transactions between related parties [line items]
Related party compensation	1,496	745	714
Members of the Board of Directors [member]
Disclosure of transactions between related parties [line items]
Share-based payments to members of the Board of Directors	12,189	12,018	13,714
Directors Fees [member]
Disclosure of transactions between related parties [line items]
Related party compensation	€ 469	€ 407	€ 195